Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands	Share capital USD ($) shares	Share capital CNY (¥) shares	Additional paid-in Capital USD ($)	Additional paid-in Capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2012		¥ 50		¥ 865,654				¥ 26,057		¥ 310,973		¥ 32,893		¥ 1,235,627
Balance, shares at Mar. 31, 2012 | shares	73,140,147	73,140,147											73,140,147	73,140,147
Net income										112,447		7,195		¥ 119,642
Other comprehensive income								(7,801)				(23)		(7,824)
Repurchase of shares						¥ (131,302)								¥ (131,302)
Repurchase of shares, shares | shares					(7,450,914)	(7,450,914)							(7,450,914)	(7,450,914)
Sale of treasury shares				3,341		¥ 128,487								¥ 131,828
Sale of treasury shares, shares | shares					7,314,015	7,314,015							7,314,015	7,314,015
Acquisition of non-controlling interests				(70,774)								(35,734)		¥ (106,508)
Balance at Mar. 31, 2013		¥ 50		798,221		¥ (2,815)		18,256		423,420		4,331		¥ 1,241,463
Balance, shares at Mar. 31, 2013 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										131,903		623		¥ 132,526
Other comprehensive income								66,007						66,007
Balance at Mar. 31, 2014		¥ 50		798,221		¥ (2,815)		84,263		555,323		4,954		¥ 1,439,996
Balance, shares at Mar. 31, 2014 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										107,292		501	$ 17,389	¥ 107,793
Other comprehensive income								(21,033)						(21,033)
Share-based compensation				16,457										16,457
Balance at Mar. 31, 2015	$ 8	¥ 50	$ 131,420	¥ 814,678	$ (454)	¥ (2,815)	$ 10,200	¥ 63,230	$ 106,891	¥ 662,615	$ 880	¥ 5,455	$ 248,945	¥ 1,543,213
Balance, shares at Mar. 31, 2015 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248